CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement
Ordinary shares (in USD per share)		$ 0.1	$ 0.1
Perfect Class A Ordinary Shares
Statement
Ordinary shares (in USD per share)	$ 0.1	0.1
Perfect Class B Ordinary Shares
Statement
Ordinary shares (in USD per share)	$ 0.1	$ 0.1